Income Taxes (Details 1)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	(34.00%)	(34.00%)
State taxes, net of federal benefit	(5.90%)	(5.50%)
Foreign withholding tax	0.20%	1.10%
Permanent differences		1.80%
Foreign tax credits		(1.10%)
Research and development credit		(6.90%)
Change in valuation allowance	40.00%	44.60%
Other	(0.10%)	(0.40%)
Effective income tax rate	0.20%	(0.40%)